Accounting policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) rig	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Equity	$ 1,036.8	$ 1,291.2	$ 1,294.1	$ 1,533.5	$ 1,492.9
Trade receivables	$ 22.9		$ 40.2
Number of vessels impaired during the period | rig	3
Number of vessels that were impaired, that were also sold during the period | rig	2
Accumulated Deficit
Property, Plant and Equipment [Line Items]
Equity	$ (895.2)	(579.6)		$ (279.2)	$ (88.8)
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
Property, Plant and Equipment [Line Items]
Equity		(2.9)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Trade receivables		(2.9)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
Property, Plant and Equipment [Line Items]
Equity		$ (2.9)
Jack-Up Rigs
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years